Provisions - Summary of Provisions Reconciliation (Detail) - GBP (£) £ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	£ 515	£ 515	£ 515
Adoption of IFRS 16 (see Note 1)			17
Balance on January 1 2019			532
Additional provisions (see Note 8)			488
Provisions released (see Note 8)			(29)
Utilisation and other			(426)
Recharge			12
Ending balance			577
To be settled:
Ending balance			577
Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			550
To be settled:
Ending balance			550
More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			27
To be settled:
Ending balance			27
PPI [member]
Disclosure of other provisions [line items]
Beginning balance	246	246	246
Balance on January 1 2019			246
Additional provisions (see Note 8)	70	99	169
Provisions released (see Note 8)			0
Utilisation and other			(226)
Recharge			0
Ending balance			189
To be settled:
Ending balance			189
PPI [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			189
To be settled:
Ending balance			189
PPI [member] | More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			0
To be settled:
Ending balance			0
Other products [member]
Disclosure of other provisions [line items]
Beginning balance	30	30	30
Balance on January 1 2019			30
Additional provisions (see Note 8)			0
Provisions released (see Note 8)			0
Utilisation and other			(5)
Recharge			0
Ending balance			25
To be settled:
Ending balance			25
Other products [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			18
To be settled:
Ending balance			18
Other products [member] | More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			7
To be settled:
Ending balance			7
FSCS And Bank Levy [member]
Disclosure of other provisions [line items]
Beginning balance	44	44	44
Balance on January 1 2019			44
Additional provisions (see Note 8)			87
Provisions released (see Note 8)			(5)
Utilisation and other			(90)
Recharge			12
Ending balance			48
To be settled:
Ending balance			48
FSCS And Bank Levy [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			48
To be settled:
Ending balance			48
FSCS And Bank Levy [member] | More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			0
To be settled:
Ending balance			0
Vacant Property [member]
Disclosure of other provisions [line items]
Beginning balance	40	40	40
Adoption of IFRS 16 (see Note 1)			17
Balance on January 1 2019			57
Additional provisions (see Note 8)			44
Provisions released (see Note 8)			(21)
Utilisation and other			(19)
Recharge			0
Ending balance			61
To be settled:
Ending balance			61
Vacant Property [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			45
To be settled:
Ending balance			45
Vacant Property [member] | More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			16
To be settled:
Ending balance			16
Off- balance sheet ECL [member]
Disclosure of other provisions [line items]
Beginning balance	56	56	56
Balance on January 1 2019			56
Additional provisions (see Note 8)			22
Provisions released (see Note 8)			0
Utilisation and other			0
Recharge			0
Ending balance			78
To be settled:
Ending balance			78
Off- balance sheet ECL [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			78
To be settled:
Ending balance			78
Off- balance sheet ECL [member] | More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			0
To be settled:
Ending balance			0
Regulatory and other [member]
Disclosure of other provisions [line items]
Beginning balance	£ 99	£ 99	99
Balance on January 1 2019			99
Additional provisions (see Note 8)			166
Provisions released (see Note 8)			(3)
Utilisation and other			(86)
Recharge			0
Ending balance			176
To be settled:
Ending balance			176
Regulatory and other [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			172
To be settled:
Ending balance			172
Regulatory and other [member] | More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			4
To be settled:
Ending balance			£ 4